Provisions (Tables)	12 Months Ended
Dec. 31, 2019
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Details of Provisions
Details of provisions

	01/01/2018	Additions	Amounts used during the period	Reversals	OCI	12/31/2018
	$ in thousands
Pension	2,193	314	(54)	—	(175)	2,278
Loss on contract	1,876	—	(834)	—	1	1,043
Employee litigation and severance	1	43	—	(1)	(2)	41
Commercial litigation	782	646	—	(570)	(8)	850
Redundancy plan	7	—	—	(6)	(1)	—

Total	4,858	1,003	(888)	(577)	(186)	4,211

Non-current provisions	3,430	314	(888)	—	(175)	2,681
Current provisions	1,427	688	—	(577)	(11)	1,528

	01/01/2019 as restated	Reclassification	Additions	Amounts used during the period	Reversals	OCI	12/31/2019
Pension	2,278	—	314	—	—	263	2,855
Loss on contract*	—	1,043	690	(1,461)	—	—	272
Employee litigation and severance	41	—	715	(43)	(75)	1	639
Commercial litigation	850	—	2,604	(595)	(17)	(11)	2,832

Total	3,169	1,043	4,323	(2,099)	(92)	253	6,598

Non-current provisions	2,278		314	—	—	263	2,855
Current provisions	891	1,043	4,009	(2,099)	(92)	(10)	3,743

Schedule of Estimation of Retirement Indemnity to Employee
As part of the estimation of the retirement indemnity to employee, the following assumptions were used for all categories of employees:

	2017	2018	2019
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	3.50%
Discount rate	1.75%	1.75%	1.00%
Terms of retirement	voluntary retirement
Retirement age	65 years old	65 years old	65 years old

Summary of Net Defined Benefit Liability and Components
The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2017	(562)

Current service cost	(925)
Interest cost	(24)
Actuarial gains and losses	(515)
Reclassification/CTA	(168)
As of December 31, 2017	(2,194)

Current service cost	(276)
Interest cost	(38)
Benefit paid	54
Actuarial gains and losses	70
Reclassification/CTA	105
As of December 31, 2018	(2,278)

Current service cost	(275)
Interest cost	(39)
Benefit paid	—
Actuarial gains and losses	(303)
Reclassification/CTA	40
As of December 31, 2019	(2,855)